Note payable (Details Narrative) - USD ($) $ in Thousands	Apr. 07, 2015	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes payable (including current and noncurrent)			$ 459
Notes payable, noncurrent		$ 450	$ 454
Interest Contribution Agreement [Member] | Installment Note [Member] | George Zambelli [Member]
Principal amount	$ 470
Interest rate on note	8.00%
Frequency of periodic payment	Monthly basis from the Initial Closing.